Exhibit 99.4 Schedule 3

QM ATR Data

Run Date - 04/13/2026 3:31:46 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1674398	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No				0.00%	Not Required		US Citizen				No
1679618	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No				0.00%	Not Required		US Citizen				No
1687140	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No				0.00%	Not Required		Non Permanent Resident Alien	ITIN IRS Letter			No
1683086	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No				0.00%	Not Required		US Citizen				No
1680290	XXXXXXXXXXX	XXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No				0.00%	Not Required		US Citizen				No